Intangible Assets, Net (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Intangible Assets, Net
Intangible assets subject to amortization, gross	$ 273,109,420	$ 268,870,363
Intangible assets subject to amortization, net	140,449,143	174,282,245
Total intangible assets, net	141,231,750	175,041,367
Weighted Average Amortization Periods	6 years 1 month 17 days
Amortization amount	935,177	1,882,804	891,441
Amortization expense	37,009,330	38,701,651	28,864,727
Amortization expense expected to be recorded
2014	31,029,152
2015	23,841,999
2016	21,368,169
2017	21,093,212
2018	20,113,766
Advertising agency agreement with SINA
Intangible Assets, Net
Intangible assets subject to amortization, gross	106,790,000	106,790,000
Less: Accumulated amortization	(44,495,832)	(34,026,224)
Weighted Average Amortization Periods	5 years 11 months 12 days
License agreements with SINA
Intangible Assets, Net
Intangible assets subject to amortization, gross	80,660,000	80,660,000
Less: Accumulated amortization	(34,280,500)	(26,214,500)
Weighted Average Amortization Periods	5 years 9 months
Exclusive rights with Baidu
Intangible Assets, Net
Intangible assets subject to amortization, gross	45,315,329	43,955,466
Less: Accumulated amortization	(34,693,471)	(20,632,977)
Weighted Average Amortization Periods	1 year 3 months
Purchase price of intangible assets			47,612,100
Fair value of intangible assets			43,847,992
Difference between fair value and principal amount	3,764,108
Payment to acquire exclusive rights	15,347,915	14,249,180	9,435,994
Amortization amount	935,177	1,882,804	891,441
Customer relationship
Intangible Assets, Net
Intangible assets subject to amortization, gross	12,100,847	11,781,636
Less: Accumulated amortization	(6,464,705)	(4,359,757)
Weighted Average Amortization Periods	5 years 11 months 19 days
Database license
Intangible Assets, Net
Intangible assets subject to amortization, gross	8,300,000	8,300,000
Less: Accumulated amortization	(4,150,001)	(3,173,531)
Weighted Average Amortization Periods	4 years 3 months
Favorable lease term
Intangible Assets, Net
Intangible assets subject to amortization, gross	9,541,891	7,692,972
Less: Accumulated amortization	(637,435)	(455,271)
Weighted Average Amortization Periods	17 years 2 months 26 days
Computer software licenses
Intangible Assets, Net
Intangible assets subject to amortization, gross	5,708,188	5,447,113
Less: Accumulated amortization	(3,963,457)	(2,804,503)
Weighted Average Amortization Periods	1 year 7 months 13 days
Non-compete agreements
Intangible Assets, Net
Intangible assets subject to amortization, gross	3,420,712	3,374,566
Less: Accumulated amortization	(3,097,470)	(2,144,778)
Weighted Average Amortization Periods	11 months 1 day
Customer contracts
Intangible Assets, Net
Intangible assets subject to amortization, gross	1,057,842	772,092
Less: Accumulated amortization	(832,950)	(761,504)
Weighted Average Amortization Periods	5 years 11 months 8 days
Domain name
Intangible Assets, Net
Intangible assets subject to amortization, gross	214,611	96,518
Less: Accumulated amortization	(44,456)	(15,073)
Weighted Average Amortization Periods	5 years 6 months 11 days
Trademark
Intangible Assets, Net
Intangible assets not subject to amortization	$ 782,607	$ 759,122